Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 1.6	$ 2.9	$ 22.7
Fixed income securities - gross realizes (losses)	(41.5)	(58.4)	(3.6)
Net change in expected credit gains (losses)	4.8	(5.0)	(2.5)
Fixed income securities, trading - gross realized gains	1.0	0.2	12.2
Fixed income securities, trading, gross realizes (losses)	(3.5)	(1.8)	(2.0)
Privately-held investments net unrealized gains/(losses)	65.9	(113.9)	(23.4)
Catastrophe bonds	0.1	0.2	(0.8)
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	14.5	(177.6)	8.8
Change in available for sale net unrealized (losses)/gains:
Fixed income securities	126.2	(391.7)	(157.6)
Income tax benefit/(expense)	(20.6)	23.9	(0.3)
Total change in net unrealized (losses)/gains, net of taxes recorded in other comprehensive income	105.6	(367.8)	(157.9)
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.8	0.7	0.6
Fixed income securities, trading, gross realizes (losses)	0.0	(0.1)	(13.8)
Privately-held investments net unrealized gains/(losses)	15.2	2.5	(18.1)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.6	1.0	2.0
Fixed income securities - gross realizes (losses)	(0.9)	(0.5)	(0.8)
Fixed income securities, trading - gross realized gains	0.1	0.0	0.1
Fixed income securities, trading, gross realizes (losses)	(0.3)	0.0	(0.3)
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.2	0.0	0.1
Multi-Line Insurer
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	$ 0.8	$ (0.4)	$ 0.2